SHORT TERM LOAN (Details Narrative) - USD ($) $ in Thousands				6 Months Ended
	Aug. 01, 2025	May 26, 2025	Dec. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Original issue discount percentage			155.93%
Repayments of current borrowings	$ 150	$ 200		$ 200
Short term loan description		The nonpayment was not cured within the contractual period, and under the agreement, the outstanding obligation immediately prior to nonpayment - $1,410 - was multiplied by 1.5, resulting in a revalued liability amount of $2,115.
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowed amount			$ 1,000
Borrowed maturity date			June 30, 2025
Original issue amount			$ 1,400
Original issue discount percentage			28.577%
Interst absolute rate percentage			15.00%
Financing repayment percentage			25.00%
Default payment percentage			150.00%
Compound interest percentage			5.00%
Loan amount						$ 1,000